Shareholders' Equity - Narrative (Detail)			3 Months Ended		12 Months Ended
	Oct. 31, 2020 $ / shares shares	Jun. 17, 2020 USD ($)	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 € / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) € / shares shares	Jun. 15, 2020 shares	Dec. 31, 2019 shares
Class of Stock [Line Items]
Share based compensation | $		$ 0	$ 900,000
Requisite service period			1 year
Number of noncontrolling interests					4,000	4,000
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Share based compensation | $					$ 5,700,000
Restricted stock granted during period (in shares)					125,000,000
Restricted stock vested during period (in shares)					71,000
Restricted stock units forfeited (in shares)					0
Unrecognized share based compensation expense | $					$ 1,000,000	$ 1,000,000
Unrecognized share based compensation expense, period of recognition					6 months
Common Class A
Class of Stock [Line Items]
Common share outstanding			392,857,000	392,857,000	388,135,000	388,135,000		0
Common stock, issued			392,857,000	392,857,000	388,135,000	388,135,000		0
Dividends declared and paid | $			$ 66,000,000		$ 112,500,000
Dividends declared and paid (in dollars per share) | $ / shares			$ 0.17		$ 0.15
Common Class A | Secondary Offering [Member]
Class of Stock [Line Items]
Number of shares issued (in shares)	17,343,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 42.00
Common Class A | Secondary Offering [Member] | Public Stock Offering - Continuing Investors Partnerships Interests
Class of Stock [Line Items]
Number of shares issued (in shares)	4,137,000
Common Class A | Secondary Offering [Member] | Continuing Investors Partnerships
Class of Stock [Line Items]
Number of shares issued (in shares)	13,206,000
Common Class A | 2020 Equity Incentive Plan
Class of Stock [Line Items]
Shares reserved for future issuance (in shares)					675,000	675,000	800,000
Common Class B
Class of Stock [Line Items]
Common share outstanding			214,255,000	214,255,000	218,976,000	218,976,000		0
Common stock, issued			214,255,000	214,255,000	218,976,000	218,976,000		0
Common Class B | Secondary Offering [Member] | Continuing Investors Partnerships
Class of Stock [Line Items]
Number of shares issued (in shares)	13,206,000
Deferred Shares
Class of Stock [Line Items]
Shares outstanding			321,128,000	321,128,000	316,407,000	316,407,000
Class R Redeemable Stock
Class of Stock [Line Items]
Common share outstanding			50,000	50,000	50,000	50,000		0
Common stock, issued			50,000	50,000	50,000	50,000		0
Redeemable stock, redemption price | € / shares				€ 1		$ 1